Inventories - Schedule of Inventories (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Classes Of Inventories [Abstract]
Raw materials	$ 3,358,264	$ 5,539,437
Work in progress	474,057	3,154,833
Finished goods	675,031	3,807,455
Supplies and spare parts	753,977	741,010
Inventories	$ 5,261,329	$ 13,242,735